Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Nov. 13, 2013	Nov. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investment, Summarized Financial Information, Net Income (Loss)		$ 25
Senior Notes				$ 400
Equity Method Investments, Fair Value Disclosure	$ 449	374
Fair Value Assets Measured On Recurring Basis Equity Method And Cost Method Investments	116	53
Long-term investment in equity securities	299	379
U.S. Treasury securities	449	374
Mutual Funds	29	27
Total assets at fair value	777	780
Equity Method Investment, Capital Contribution	$ 60
Equity Method Investment, Ownership Percentage	40.00%
Equity Method Investment, Intra-Company Expenses Eliminated		1
Income (Loss) from Equity Method Investments	$ 7	26
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	7
Committed Capital Contribution	200
Equity Method Investment, Committed Capital Contribution	80
2023 Senior Notes (4.0% senior unsecured notes due October 15, 2023)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unsecured Long-term Debt, Noncurrent	789	787
Debt Instrument, Fair Value Disclosure	838
NYSE Euronext USD Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unsecured Long-term Debt, Noncurrent	852	853
2018 Senior Notes (2.5% senior unsecured notes due October 15, 2018)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unsecured Long-term Debt, Noncurrent	597	595
Two Thousand Twenty Five Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unsecured Long-term Debt, Noncurrent	1,240	0
Two Thousand Twenty Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unsecured Long-term Debt, Noncurrent	1,239	0
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment in equity securities	299	379
U.S. Treasury securities	449	374
Mutual Funds	29	27
Total assets at fair value	777	780
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment in equity securities	0	0
U.S. Treasury securities	0	0
Mutual Funds	0	0
Total assets at fair value	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment in equity securities	0	0
U.S. Treasury securities	0	0
Mutual Funds	0	0
Total assets at fair value	0	$ 0
Two Thousand Twenty Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	1,250
Two Thousand Twenty Five Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	1,260
Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	610
NYSE Euronext USD Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unsecured Long-term Debt, Noncurrent			$ 850
Debt Instrument, Fair Value Disclosure	$ 850